Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2011	2010
Deferred tax assets:
Net operating losses carryforward	$30,164	$32,294
Acquired intangibles	1,573	2,277
Share based payments	7,037	7,423
Other	8,400	6,995

Deferred tax assets before valuation allowance	47,174	48,989
Valuation allowance	(19,987)	(21,365)

Deferred tax assets	27,187	27,624

Deferred tax liabilities:
Acquired intangibles	(39,742)	(35,281)

Deferred tax liabilities, net	$(12,555)	$(7,657)

	December 31,
	2011	2010

Current deferred tax assets	$10,405	$6,798
Long-term deferred tax assets	5,066	5,669
Current deferred tax liabilities	(260)	(419)
Long-term deferred tax liabilities	(27,766)	(19,705)

Deferred tax liabilities, net	$(12,555)	$(7,657)

Schedule Of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2011	2010	2009

Income before taxes on income, as reported in the consolidated statements of income	$68,884	$58,033	$45,796

Statutory tax rate in Israel	24%	25%	26%
Approved and Privileged Enterprise benefits *)	(8.9)%	(9.8)%	(10.1)%
Changes in valuation allowance	(0.5)%	(2.5)%	0.1%
Earnings taxed under foreign law	1.9%	0.3%	(4.5)%
Other	0.4%	3.1%	(4.9)%

Effective tax rate	16.9%	16.1%	6.6%

*) Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.10	$0.09	$0.08

Diluted	$0.10	$0.09	$0.07

Schedule Of Income Before Income Tax, Domestic And Foreign

	Year ended December 31,
	2011	2010	2009
Domestic	$46,093	$38,404	$37,976
Foreign	22,791	19,629	7,820

	$68,884	$58,033	$45,796

Schedule Of Taxes On Income
Current	$20,371	$14,239	$10,024
Deferred	(8,750)	(4,913)	(6,984)

	$11,621	$9,326	$3,040

Domestic	$4,999	$4,180	$4,255
Foreign	6,622	5,146	(1,215)

	$11,621	$9,326	$3,040

Reconciliation Of Unrecognized Tax Benefits

	December 31,
	2011	2010

Uncertain tax positions, beginning of year	$36,029	$31,896
Uncertain tax positions acquired during the year	-	294
Increases in tax positions for prior years	936	-
Decreases in tax positions for prior years	-	(305)
Increases in tax positions for current year	7,448	8,716
Settlements	(978)	(4,572)

Uncertain tax positions, end of year	$43,435	$36,029